Business Combinations (Summary Of FDIC Indemnification Asset) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Balance at the beginning of period	$ 118,182
Additions	343,231	160,644
Accretion	1,081	1,436
Expected reimbursements from the FDIC for changes in expected credit losses	(25,648)	193
Payments received from the FDIC	(92,595)	(44,091)
Balance at the end of period	$ 344,251	$ 118,182